Cover	Nov. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	001-39618
Entity Registrant Name	DOCGO INC.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	35 West 35th Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(844)
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	DCGOW
Security Exchange Name	NASDAQ